INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The partnership considers all relevant facts and circumstances in determining that its decision making rights over the entities listed below are sufficient to give it power over these subsidiaries. In addition, the partnership has exposure and rights to substantial variable returns from its economic interests in these subsidiaries, even after consideration of material non-controlling interests in certain subsidiaries. The partnership is able to use its power to affect the amount of its returns and consolidates these subsidiaries.

The following table presents the partnership’s material subsidiaries as of December 31, 2025 and 2024:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Subsidiary of the partnership(1)	Bermuda	36%	36%	100%	100%
Holding entities of the Operating Partnership	Various	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
BPO	Canada	100%	100%	100%	100%
U.S. Retail	United States	100%	100%	100%	100%
U.S. Manufactured Housing(2)	United States	23%	23%	—%	—%
U.S. Multifamily(3)	United States	2%	27%	—%	—%
Korea Mixed-use(2)	South Korea	22%	22%	—%	—%
U.K. and Ireland Short Stay(2)	United Kingdom	27%	27%	—%	—%
(1)BPY holds all managing general partner units of the Operating Partnership and therefore has the power to direct the relevant activities and affairs of the Operating Partnership. The managing general partner units represent 36% and 36% of the total number of the Operating Partnership’s units at December 31, 2025 and 2024, respectively.
(2)The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.
(3)The partnership sold a partial economic interest during the year ended December 31, 2025.
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Corporate Holding Entities(1)	Bermuda/Canada	—%	—%	$4,991	$4,907
BPO(2)	Canada	—%	—%	4,134	4,047
U.S. Retail(3)	United States	—%	—%	2,836	2,012
U.S. Multifamily(4)	United States	98%	73%	921	579
Korea Mixed-use(4)	South Korea	78%	78%	616	577
U.K. and Ireland Short Stay(4)	United Kingdom	73%	73%	471	414
U.S. Manufactured Housing(4)	United States	77%	77%	457	838
Other LP Investments	Various	33% - 95%	33% - 99%	4,243	2,648
Total				$18,669	$16,022
(1)Includes non-controlling interests in various corporate entities of the partnership.
(2)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(3)Includes non-controlling interests in U.S Retail subsidiaries.
(4)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2025
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$5,354	$1,869	$6,548	$3,744	$5,759	$(8,828)
BPO	5,832	26,778	7,974	9,767	8,793	6,076
U.S. Retail	740	29,297	3,804	7,181	2,836	16,216
U.S. Manufactured Housing	1,178	—	572	—	457	149
U.S. Multifamily(1)	29	2,800	37	1,847	921	24
Korea Mixed-use	140	3,074	45	2,375	616	178
U.K and Ireland Short Stay	201	5,262	343	4,452	471	197
Total	$13,474	$69,080	$19,323	$29,366	$19,853	$14,012
(1)Includes changes in non-controlling interests during the year ended December 31, 2025.

	Dec. 31, 2024
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$5,849	$1,579	$6,518	$5,671	$5,636	$(10,397)
BPO	5,885	26,545	5,591	14,076	6,223	6,540
U.S. Retail	941	29,175	5,125	7,150	2,013	15,828
U.S. Multifamily	28	2,536	33	1,738	579	214
U.S. Manufactured Housing	305	2,311	25	1,484	838	269
Korea Mixed-use	120	3,001	37	2,341	577	166
U.K and Ireland Short Stay	175	4,766	300	4,051	414	176
U.S. Hospitality(1)	—	—	—	—	—	—
U.S. Logistics(1)	—	—	—	—	—	—
Total	$13,303	$69,913	$17,629	$36,511	$16,280	$12,796
(1)These investments have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 32, Related Parties for further information.

	Year ended Dec. 31, 2025
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net (loss) income	Total compre-hensive (loss) income
Corporate Holding Entities	$142	$149	$147	$32	$(713)	$(729)
BPO	1,850	147	150	43	(632)	(473)
U.S. Retail	1,490	107	107	29	401	402
U.S. Manufactured Housing	185	122	125	235	10	11
U.S. Multifamily	229	80	80	—	13	13
Korea Mixed-use	181	27	43	4	7	12
U.K and Ireland Short Stay	999	2	103	59	—	38
U.S. Hospitality(1)	—	—	—	—	—	—
U.S. Logistics(1)	—	—	—	—	—	—
Total	$5,076	$634	$755	$402	$(914)	$(726)
(1)These investments have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 32, Related Parties for further information.

	Year ended Dec. 31, 2024
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net (loss) income	Total compre-hensive (loss) income
Corporate Holding Entities	$307	$137	$148	$21	$1,015	$1,025
BPO	1,993	101	85	20	(958)	(1,172)
U.S. Retail	1,547	68	67	12	460	448
U.S. Manufactured Housing	257	(93)	(98)	—	(37)	(38)
U.S. Multifamily	100	19	19	—	1	1
Korea Mixed-use	228	(41)	(136)	215	(12)	(39)
U.K and Ireland Short Stay	922	39	69	357	14	26
U.S. Hospitality(1)	625	(82)	(81)	—	(305)	(305)
U.S. Logistics(1)	65	5	4	9	(513)	(513)
Total	$6,044	$153	$77	$634	$(335)	$(567)
(1)These investments have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 32, Related Parties for further information.

	Year ended Dec. 31, 2023
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income (loss)	Distributions	Net income (loss)	Total compre-hensive income (loss)
Corporate Holding Entities	$353	$86	$89	$49	$(275)	$(237)
BPO	1,989	(21)	(22)	11	(1,162)	(1,099)
U.K. Student Housing(1)	—	4	3	876	1	—
U.S. Retail	1,559	7	4	6	234	205
U.S. Manufactured Housing	296	84	84	41	30	30
Korea Mixed-use	248	139	121	—	40	17
U.K and Ireland Short Stay	863	53	203	599	20	227
U.S. Hospitality(2)	799	(159)	128	—	(49)	323
U.S. Logistics(2)	50	153	153	11	41	41
Total	$6,157	$346	$763	$1,593	$(1,120)	$(493)
(1)Includes non-controlling interests disposed during the year ended December 31, 2023
(2)These investments have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 32, Related Parties for further information.

Certain of the partnership’s subsidiaries are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayment of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.